Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components
Compensation payable	$ 60,534	$ 597,849	$ 651,053
Accrued employee taxes		349,256	85,665
Other Accrued Liabilities	96,792	112,427	72,485
Accrued expenses	$ 941,850	$ 1,059,532	$ 809,203